Regan Floating Rate MBS ETF
Schedule of Investments
April 30, 2024 (Unaudited)
1
COLLATERALIZED MORTGAGE OBLIGATIONS — 97.67%
Principal
Amount Fair Value
Fannie Mae REMIC, Series 40, Class FY, 5.89%, 5/25/2034 $ 1,120,991 $ 1,114,655
Fannie Mae REMIC, Series 25, Class PF, 5.79%, 4/25/2035 106,004 104,639
Fannie Mae REMIC, Series 45, Class FM, 5.84%, 6/25/2036 126,493 124,966
Fannie Mae REMIC, Series 88, Class AF, 5.91%, 9/25/2036 120,955 119,557
Fannie Mae REMIC, Series 101, Class FA, 5.87%, 10/25/2036 1,010,090 997,248
Fannie Mae REMIC, Series 92, Class OF, 6.01%, 9/25/2037 128,010 126,146
Fannie Mae REMIC, Series 16, Class KF, 6.24%, 3/25/2038 117,109 115,524
Fannie Mae REMIC, Series 68, Class FC, 6.42%, 8/25/2038 1,021,830 1,031,075
Fannie Mae REMIC, Series 2010-141 FB, 5.92%, 12/25/2040 1,115,910 1,099,628
Fannie Mae REMIC, Series 93, Class EF, 5.94%, 9/25/2041 2,440,574 2,416,680
Fannie Mae REMIC, Series 70, Class FA, 5.89%, 7/25/2042 992,414 976,960
Fannie Mae REMIC, Series 122, Class FM, 5.84%, 11/25/2042 1,400,801 1,369,781
Fannie Mae REMIC, Series 2, Class FB, 5.84%, 2/25/2046 166,250 159,583
Fannie Mae REMIC, Series 25, Class FL, 5.94%, 5/25/2046 1,374,352 1,347,491
Fannie Mae REMIC, Series 106, Class EF, 5.94%, 1/25/2047 2,004,906 1,968,877
Fannie Mae REMIC, Series 33, Class FB, 5.89%, 7/25/2049 330,663 322,862
Fannie Mae REMIC, 5.89%, 10/25/2049 1,134,183 1,109,477
Fannie Mae REMIC, Series 81, Class FJ, 5.94%, 1/25/2050 1,522,117 1,491,192
Fannie Mae REMIC, Series 41, Class GF, 5.94%, 3/25/2053 4,910,525 4,871,968
Fannie Mae REMIC, Series 4, Class FB, 5.98%, 3/25/2053 2,114,020 2,082,491
Fannie Mae REMIC, Series 28, Class FJ, 5.89%, 6/25/2059 437,356 421,625
Freddie Mac REMIC, Series 3969, Class AF, 5.89%, 10/15/2033 903,977 896,604
Freddie Mac REMIC, Series 3153, Class FX, 5.79%, 5/15/2036 135,425 133,749
Freddie Mac REMIC, Series 3284, Class CF, 5.82%, 3/15/2037 272,142 267,440
Freddie Mac REMIC, Series 3455, Class FG, 6.34%, 6/15/2038 969,389 975,010
Freddie Mac REMIC, Series 3639, Class FC, 6.19%, 2/15/2040 171,780 171,704
Freddie Mac REMIC, Series 3740, Class DF, 5.92%, 10/15/2040 112,737 110,887
Freddie Mac REMIC, Series 3759, Class FB, 5.94%, 11/15/2040 330,793 325,446
Freddie Mac REMIC, Series 3997, Class FJ, 5.89%, 1/15/2041 261,423 257,639
Freddie Mac REMIC, Series 3930, Class KF, 5.94%, 9/15/2041 3,450,575 3,409,799
Freddie Mac REMIC, Series 4238, Class FT, 5.79%, 8/15/2043 353,070 346,457
Freddie Mac REMIC, Series 4255, Class GF, 5.79%, 9/15/2043 77,549 75,985
Freddie Mac REMIC, Series 4281, Class LF, 5.94%, 12/15/2043 1,299,581 1,276,738
Freddie Mac REMIC, Series 4792, Class FA, 5.74%, 5/15/2048 1,088,332 1,052,798
Freddie Mac REMIC, Series 4852, Class BF, 5.84%, 12/15/2048 686,656 670,422
Government National Mortgage Association, Series 46, Class MF, 5.83%,
5/16/2034 86,659 86,593
Government National Mortgage Association, Series 70, Class FH, 5.83%,
7/20/2034 636,584 634,364
Government National Mortgage Association, Series 79, Class FA, 5.88%,
12/20/2037 1,601,197 1,598,365
Government National Mortgage Association, Series 3, Class FA, 5.88%,
1/20/2038 1,339,985 1,335,157
Government National Mortgage Association, Series 66, Class UF, 6.43%,
8/16/2039 104,206 105,248

Regan Floating Rate MBS ETF
Schedule of Investments (continued)
April 30, 2024 (Unaudited)
2
COLLATERALIZED MORTGAGE OBLIGATIONS — 97.67%
- continued
Principal
Amount Fair Value
Government National Mortgage Association, Series 153, Class LF, 5.68%,
7/16/2041 $ 263,189 $ 258,377
Government National Mortgage Association, Series 1, Class EF, 5.74%,
1/20/2048 1,151,213 1,115,387
Government National Mortgage Association, Series 35, Class GF, 5.88%,
3/20/2049 1,435,447 1,409,707
Government National Mortgage Association, Series 31, Class GF, 5.88%,
3/20/2049 123,691 121,386
Total Collateralized Mortgage Obligations (Cost $39,883,246) 40,007,687
Total Investments — 97.67% (Cost $39,883,246) 40,007,687
Other Assets in Excess of Liabilities — 2.33% 954,190
NET ASSETS — 100.00% $ 40,961,877
REMIC - Real Estate Mortgage Investment Conduit